Fair Value of Financial Instruments - Schedule of Valuation Techniques and Significant Unobservable Inputs Used to Determine Fair Value of Significant Level 3 Liabilities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued License Fees [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value, Liabilities		$ 19,865,863
Debt Conversion Feature Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value, Liabilities	$ 2,370,903	1,449,211	$ 71,655
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value, Assets		0
Fair Value, Liabilities		$ 1,449,211
Valuation Technique(s)	Discounted cash flow model
Level 3 [Member] | Discounted Cash Flow Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probabilities of Occurrence Discount rate, Range		37.50%
Level 3 [Member] | Minimum [Member] | Probability Weighted Expected Return Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate, Range		12.00%
Level 3 [Member] | Minimum [Member] | Discounted Cash Flow Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Timing of the events, Range		Mar. 31, 2015
Probabilities of Occurrence Discount rate, Range		30.00%
Level 3 [Member] | Maximum [Member] | Probability Weighted Expected Return Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate, Range		60.00%
Level 3 [Member] | Maximum [Member] | Discounted Cash Flow Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Timing of the events, Range		Jun. 30, 2015
Probabilities of Occurrence Discount rate, Range		40.00%
Level 3 [Member] | Accrued License Fees [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value, Assets		$ 0
Fair Value, Liabilities		$ 19,865,863
Valuation Technique(s)	Probability weighted expected return model
Level 3 [Member] | Accrued License Fees [Member] | Minimum [Member] | Probability Weighted Expected Return Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability weightings assigned to each scenario, Range		30.00%
Time assumptions to liquidation events, Range		Apr. 30, 2015
Level 3 [Member] | Accrued License Fees [Member] | Maximum [Member] | Probability Weighted Expected Return Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Probability weightings assigned to each scenario, Range		40.00%
Time assumptions to liquidation events, Range		Mar. 31, 2017
Level 3 [Member] | Debt Conversion Feature Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value, Assets	$ 0
Fair Value, Liabilities	$ 2,370,903
Valuation Technique(s)	Discounted cash flow model
Level 3 [Member] | Debt Conversion Feature Liability [Member] | Discounted Cash Flow Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate, Range	37.50%
Level 3 [Member] | Debt Conversion Feature Liability [Member] | Minimum [Member] | Discounted Cash Flow Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Timing of the events, Range	May 21, 2016
Probabilities of Occurrence Discount rate, Range	100.00%